Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Compensation Awarded to Key Management

Key management includes the Corporation’s Directors, the Chief Executive Officer, the Chief Financial Officer, and the Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	2018	2017
	$	$
Salaries and other benefits	1,651	1,329
Stock-based compensation	2,121	792
	3,772	2,121